United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Companies

Investment Company Act file number:                    811-00994

RMB Investors Trust

(Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor, Chicago, IL 60603

(Address of principle executive offices) (Zip Code)

Walter H. Clark

115 South LaSalle Street, 34th Floor, Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 462-2392

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

RMB Fund

Portfolio Holdings As of March 31, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 98.49% (percentage of net assets)
	Consumer Discretionary 17.70%
	Consumer Durables & Apparel 2.84%
*	NVR, Inc.	1,150	$2,422,912
	Consumer Services 2.23%
*	ServiceMaster Global Holdings, Inc.	45,500	1,899,625
	Home Improvement Retail 4.31%
	Home Depot, Inc.	25,000	3,670,750
	Media 2.58%
*	Discovery Communications, Inc., Class C	77,500	2,194,025
	Restaurants 2.74%
	Starbucks Corp.	40,000	2,335,600
	Retailing 3.00%
*	Priceline Group, Inc.	1,434	2,552,477
	Total Consumer Discretionary (Cost: $9,934,025)		15,075,389

	Consumer Staples 10.17%
	Biotechnology 3.85%
	Amgen, Inc.	20,000	3,281,400
	Distillers & Vintners 1.96%
	Diageo PLC, ADR	14,450	1,670,131
	Drug Retail 3.35%
	CVS Health Corp.	36,350	2,853,475
	Hypermarkets & Super Centers 1.01%
	Costco Wholesale Corp.	5,105	856,058
	Total Consumer Staples (Cost: $6,581,653)		8,661,064

	Energy 4.65%
	Integrated Oil & Gas 2.36%
	Chevron Corp.	18,700	2,007,819
	Oil & Gas - Equipment & Services 2.29%
	Schlumberger, Ltd.	25,000	1,952,500
	Total Energy (Cost: $3,967,900)		3,960,319

RMB FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Financial Services 9.08%
	Diversified Banks 2.58%
	JPMorgan Chase & Co.[a]	25,000	$2,196,000
	Investment Banking & Brokerage 3.51%
	Morgan Stanley	69,700	2,985,948
	Multi-Sector Holdings 2.99%
*	Berkshire Hathaway, Inc., Class B	15,300	2,550,204
	Total Financial Services (Cost: $4,696,375)		7,732,152

	Health Care 11.77%
	Health Care Equipment 11.77%
	Becton, Dickinson and Co.	15,500	2,843,320
	Cooper Cos., Inc.	11,600	2,318,724
	Danaher Corp.	21,000	1,796,130
	STERIS PLC	44,068	3,060,963
	Total Health Care (Cost: $9,526,682)		10,019,137

	Industrials 11.16%
	Commercial & Professional Services 7.00%
*	IHS Markit, Ltd.	77,425	3,247,979
	Ritchie Bros Auctioneers, Inc.	82,600	2,717,540
			5,965,519
	Transportation 4.16%
	Macquarie Infrastructure Corp.	43,920	3,539,073
	Total Industrials (Cost: $9,176,580)		9,504,592

	Information Technology 30.03%
	Data Processing & Outsourced Services 7.28%
	Alliance Data Systems Corp.	9,550	2,377,950
	Visa, Inc.[a]	43,000	3,821,410
			6,199,360
	Internet Software & Services 9.97%
*	Alphabet, Inc., Class A	5,000	4,239,000
*	Alphabet, Inc., Class C	2,080	1,725,485
*	Cognizant Technology Solutions Corp., Class A	42,350	2,520,672
			8,485,157
	IT Consulting & Other Services 2.44%
	Accenture PLC	17,300	2,073,924
	Semiconductors 3.61%
	Microchip Technology, Inc.	41,720	3,078,101
	Systems Software 2.08%
	Microsoft Corp.[a]	26,900	1,771,634
	Technology Hardware, Storage & Peripherals 4.65%
	Apple, Inc.[a]	27,565	3,959,988
	Total Information Technology (Cost: $15,111,671)		25,568,164

RMB FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Real Estate 3.93%
Real Estate Investment Trust 3.93%
American Tower Corp.	27,500	$3,342,350
Total Real Estate (Cost: $2,917,870)		3,342,350
Total Common Stocks (Cost: $61,912,756)		83,863,167

Short-Term Instruments 0.73% (percentage of net assets)
Money Market Fund 0.73%
Fidelity Treasury Portfolio, Class I, 0.55%	621,055	621,055
Total Money Market Fund (Cost: $621,055)		621,055
Total Short-Term Instruments (Cost: $621,055)		621,055
Total Investments 99.22% (Cost: $62,533,811)		$84,484,222
Cash and other assets, less liabilities 0.78%		663,567
Net Assets 100.00%		$85,147,789

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2017, based on securities owned was $62,533,811.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2017 was $22,346,479 and $(396,068), respectively, and net unrealized appreciation was $21,950,411.

ADR – American Depository Receipt.
* Indicates securities that do not produce income.

RMB FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Services Fund

Portfolio Holdings As of March 31, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 97.46% (percentage of net assets)
	Banks 80.79%
	Banks - Regional 80.79%
*	Allegiance Bancshares, Inc.	24,100	$896,520
	Ameris Bancorp	250,000	11,525,000
*	Atlantic Capital Bancshares, Inc.	830,743	15,742,580
	BancorpSouth, Inc.	83,360	2,521,640
	BankUnited, Inc.	250,000	9,327,500
	BNC Bancorp	952,069	33,370,018
	Boston Private Financial Holdings, Inc.	436,860	7,164,504
	Camden National Corp.	120,000	5,284,800
	Capital Bank Financial Corp.	225,000	9,765,000
	Carolina Financial Corp.	173,120	5,193,600
*	Cascade Bancorp	520,271	4,011,289
	Centerstate Banks, Inc.	100,000	2,590,000
	CIT Group, Inc.	148,010	6,354,069
	CoBiz Financial, Inc.	125,782	2,113,138
	Commerce Union Bancshares, Inc.	27,530	598,778
*	Equity Bancshares, Inc., Class A	428,050	13,599,149
	Evans Bancorp, Inc.	90,644	3,480,730
*	FB Financial Corp.	612,404	21,654,605
	Fidelity Southern Corp.	449,594	10,061,914
	First Bancorp	605,016	17,720,917
	First Bancshares, Inc.	392,934	11,198,619
	First Community Corp.	237,065	5,215,430
	First Connecticut Bancorp, Inc.	185,854	4,609,179
*	First Foundation, Inc.	721,348	11,188,107
	First Midwest Bancorp, Inc.	190,824	4,518,712
*	Green Bancorp, Inc.	251,620	4,478,836
	Guaranty Bancorp	300,000	7,305,000
	Heritage Financial Corp.	449,452	11,123,937
	Heritage Oaks Bancorp	507,720	6,778,062
	Home BancShares, Inc.	300,000	8,121,000
*	HomeTrust Bancshares, Inc.	279,710	6,573,185
	IBERIABANK Corp.	247,600	19,585,160
	Independent Bank Group, Inc.	33,320	2,142,476
	Lakeland Bancorp, Inc.	650,000	12,740,000
	Old Line Bancshares, Inc.	229,211	6,527,929
	Old Second Bancorp, Inc.	283,288	3,186,990
*	Opus Bank	682,170	13,745,726
*	Pacific Premier Bancorp, Inc.	248,928	9,596,174
*	Paragon Commercial Corp.	109,977	5,882,670

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Park Sterling Corp.	1,738,141	$21,396,516
	Pinnacle Financial Partners, Inc.	18,730	1,244,609
	Renasant Corp.	60,940	2,418,709
*	Seacoast Banking Corp. of Florida	726,990	17,433,220
	Shore Bancshares, Inc.	219,321	3,664,854
*	Southern First Bancshares, Inc.	256,782	8,383,932
	Southern National Bancorp of Virginia, Inc.	250,000	4,232,500
	State Bank Financial Corp.	209,493	5,471,957
	Sun Bancorp, Inc.	96,788	2,361,627
*	Triumph Bancorp, Inc.	505,596	13,044,377
	United Bankshares, Inc.	100,000	4,225,000
	Univest Corp. of Pennsylvania	45,000	1,165,500
	Valley National Bancorp	855,390	10,093,602
*	Veritex Holdings, Inc.	322,860	9,078,823
	WashingtonFirst Bankshares, Inc.	100,957	2,826,796
*	Western Alliance Bancorp	150,000	7,363,500
*	Xenith Bankshares, Inc.	249,958	6,341,434
			458,239,899
	Total Banks (Cost: $362,244,579)		458,239,899
	Diversified Financials 3.98%
	Asset Management & Custody Banks 1.01%
	Manning & Napier, Inc.	445,600	2,539,920
	Silvercrest Asset Management Group, Inc.	240,658	3,200,751
			5,740,671
	Consumer Finance 0.62%
	Ally Financial, Inc.	172,940	3,515,870
	Investment Banking & Brokerage 2.00%
*	Cowen Group, Inc.	573,317	8,571,089
	Houlihan Lokey, Inc.	80,862	2,785,696
			11,356,785
	Other Diversified Financial Services 0.30%
*	Performant Financial Corp.	583,418	1,709,415
	Unregistered Investment Company 0.05%
	Peregrine Holdings LLC[a,b,3,4,5]	275,000	281,359

	Total Diversified Financials (Cost: $20,622,158)		22,604,100

	Industrials 1.22%
	Trading Companies & Distributors 1.22%
*	AerCap Holdings NV	150,000	6,895,500

	Total Industrials (Cost: $6,508,015)		6,895,500

	Information Technology 1.34%
	Data Processing & Outsourced Services 1.34%
	Visa, Inc.	85,730	7,618,825

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Total Information Technology (Cost: $7,002,324)		$7,618,825

	Insurance 1.00%
	Life & Health Insurance 1.00%
*	Athene Holding, Ltd., Class A	113,640	5,680,864
	Total Financial Services (Cost: $5,511,540)		5,680,864

	Thrifts & Mortgage Finance 9.13%
	Thrifts & Mortgage Finance 9.13%
*	ASB Bancorp, Inc.	105,823	3,597,982
	Astoria Financial Corp.	250,000	5,127,500
*	Atlantic Coast Financial Corp.	538,908	4,106,479
*	HomeStreet, Inc.	150,100	4,195,295
	Kearny Financial Corp.	113,212	1,703,841
	OceanFirst Financial Corp.	578,860	16,309,380
	United Financial Bancorp, Inc.	574,935	9,779,644
	Western New England Bancorp, Inc.	661,211	6,942,716
			51,762,837
	Total Thrifts & Mortgage Finance (Cost: $39,160,486)		51,762,837

	Total Common Stocks (Cost: $441,049,102)		552,802,025

	Warrants 0.57% (percentage of net assets)
	Banks 0.57%
	Banks - Regional 0.57%
*	M&T Bank Corp., Expires 12/23/18	40,000	3,276,400
	Total Banks (Cost: $1,281,600)		3,276,400

	Total Warrants (Cost: $1,281,600)		3,276,400

	Short-Term Instruments 2.43% (percentage of net assets)
	Money Market Fund 2.43%
	Fidelity Treasury Portfolio, Class I, 0.55%	13,774,608	13,774,608
	Total Money Market Fund (Cost: $13,774,608)		13,774,608

	Total Short-Term Instruments (Cost: $13,774,608)		13,774,608

	Total Investments 100.46% (Cost: $456,105,310)		$569,853,033

	Liabilities, less cash and other assets (0.46)%		$(2,626,832)

	Net Assets 100.00%		$567,226,201

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2017, based on securities owned was $456,843,468.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2017 was $122,850,105 and $(9,840,540), respectively, and net unrealized appreciation was $113,009,565.

* Indicates securities that do not produce income.

a Affiliated company.

b Indicates a fair valued security.  Total market value for fair valued securities is $281,359, representing 0.05% of net assets.

RMB MENDON FINANCIAL SERVICES FUND	See Notes to Portfolio Holdings

RMB Mendon Financial Long/Short

Portfolio Holdings As of March 31, 2017 (Unaudited)

		Number of Shares	Value
	Common Stocks 92.12% (percentage of net assets)
	Banks 71.12%
	Banks - Regional 68.88%
	Ameris Bancorp[a]	257,380	$11,865,218
*	Atlantic Capital Bancshares, Inc.	590,720	11,194,144
	BancorpSouth, Inc.	62,520	1,891,230
	BankUnited, Inc.	335,720	12,525,713
	BNC Bancorp[a]	779,932	27,336,617
	Boston Private Financial Holdings, Inc.	500,000	8,200,000
*	Cascade Bancorp	390,191	3,008,373
	Centerstate Banks, Inc.	104,240	2,699,816
	CIT Group, Inc.	111,020	4,766,089
	Citizens Financial Group, Inc.[a]	250,000	8,637,500
	Fidelity Southern Corp.	9,907	221,719
*	First Foundation, Inc.	692,248	10,736,766
	Guaranty Bancorp	296,701	7,224,669
	Home BancShares, Inc.	86,250	2,334,787
*	HomeTrust Bancshares, Inc.[a]	212,829	5,001,481
	IBERIABANK Corp.	110,700	8,756,370
	Independent Bank Group, Inc.	12,500	803,750
*	Opus Bank[a]	546,250	11,006,937
*	Pacific Premier Bancorp, Inc.	57,691	2,223,988
	Park Sterling Corp.	1,134,452	13,965,104
	Pinnacle Financial Partners, Inc.	14,040	932,958
	Regions Financial Corp.	200,000	2,906,000
	Renasant Corp.	60,940	2,418,709
*	Seacoast Banking Corp. of Florida	524,860	12,586,143
	State Bank Financial Corp.	306,223	7,998,545
	Synovus Financial Corp.[a]	125,000	5,127,500
*	Triumph Bancorp, Inc.[a]	358,943	9,260,729
	Valley National Bancorp	641,110	7,565,098
*	Western Alliance Bancorp	150,000	7,363,500
*	Xenith Bankshares, Inc.	302,688	7,679,195
			218,238,648
	Diversified Banks 2.24%
	Bank of America Corp.a b	300,600	7,091,154

	Total Banks (Cost: $176,812,601)		225,329,802

	Diversified Financials 7.65%
	Asset Management & Custody Banks 2.34%
	Manning & Napier, Inc.	457,897	2,610,013

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Silvercrest Asset Management Group, Inc.	360,103	$4,789,370
			7,399,383
	Consumer Finance 1.08%
	Discover Financial Services[b]	50,000	3,419,500
	Investment Banking & Brokerage 4.23%
*	Cowen Group, Inc.	480,440	7,182,578
*	E*TRADE Financial Corp.	100,000	3,489,000
	Houlihan Lokey, Inc.	74,120	2,553,434
	Morgan Stanley	4,200	179,928
			13,404,940
	Total Diversified Financials (Cost: $21,853,823)		24,223,823
	Financial Services 1.34%
	Life & Health Insurance 1.34%
*	Athene Holding, Ltd.	85,230	4,260,648
	Total Financial Services (Cost: $4,133,655)		4,260,648
	Information Technology 1.80%
	Data Processing & Outsourced Services 1.80%
	Visa, Inc.	64,270	5,711,675
	Total Information Technology (Cost: $5,249,496)		5,711,675
	Insurance 0.83%
	Life & Health Insurance 0.83%
	Ally Financial, Inc.	129,710	2,637,004
			2,637,004
	Total Insurance (Cost: $2,562,470)		2,637,004
	Thrifts & Mortgage Finance 9.38%
	Thrifts & Mortgage Finance 9.38%
	Astoria Financial Corp.[a]	575,000	11,793,250
*	HomeStreet, Inc.	112,570	3,146,331
	New York Community Bancorp, Inc.[a]	331,478	4,630,748
	United Financial Bancorp, Inc.[a]	597,578	10,164,802
			29,735,131
	Total Thrifts & Mortgage Finance (Cost: $25,938,043)		29,735,131

	Total Common Stocks (Cost: $236,550,088)		291,898,083

	Warrants 1.03% (percentage of net assets)
	Banks 1.03%
	Banks - Regional 1.03%
*	M&T Bank Corp., Expires 12/23/18	40,000	3,276,400
	Total Banks (Cost: $1,281,600)		3,276,400
	Total Warrants (Cost: $1,281,600)		3,276,400

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Put Option Long 0.39% (percentage of net assets)
Banks 0.11%
Banks - Regional 0.03%
BB&T Corp.
@ 42 due Apr 2017	1,500	$16,500
@ 43 due Apr 2017	750	19,500
Fifth Third Bancorp
@ 22 due Apr 2017	750	750
@ 23 due Apr 2017	750	2,250
PNC Financial Services Group, Inc.
@ 115 due Apr 2017	375	33,000
SunTrust Banks, Inc.
@ 50 due May 2017	750	32,250
Zions Bancorporation
@ 38 due Apr 2017	750	—
		104,250
Diversified Banks 0.08%
Citigroup, Inc.
@ 57 due Apr 2017	750	2,250
Comerica, Inc.
@ 60 due Apr 2017	750	7,500
JPMorgan Chase & Co.
@ 87.5 due Apr 2017	750	56,250
@ 87 due Apr 2017	375	37,875
US Bancorp
@ 52 due Apr 2017	750	53,250
Wells Fargo & Co.
@ 54 due Apr 2017	750	31,500
@ 55 due Apr 2017	750	39,000
@ 55.5 due Apr 2017	750	29,250
		256,875
Total Banks (Cost: $558,361)		361,125

Diversified Financials 0.07%
Asset Management & Custody Banks 0.04%
Bank of New York Mellon Corp.
@ 46 due Apr 2017	750	9,750
@ 46.5 due Apr 2017	1,500	31,500
@ 47 due Apr 2017	750	18,000
Northern Trust Corp.
@ 82.5 due Apr 2017	375	18,750
State Street Corp.
@ 72.5 due Apr 2017	375	1,875
@ 75 due Apr 2017	750	25,500
@ 77.5 due Apr 2017	375	30,000
		135,375
Consumer Finance 0.01%
American Express Co.
@ 78 due Apr 2017	750	22,500

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
Capital One Financial Corp.
@ 80 due Apr 2017	750	$—
@ 82 due Apr 2017	750	2,250
		24,750
Investment Banking & Brokerage 0.02%
Charles Schwab Corp.
@ 36.5 due Apr 2017	750	—
@ 40 due Apr 2017	750	18,750
@ 40.5 due Apr 2017	750	30,000
TD Ameritrade Holding Corp.
@ 36 due Apr 2017	750	10,500
		59,250
Total Diversified Financials (Cost: $496,866)		219,375

Exchange Traded Funds 0.15%
Exchange Traded Funds 0.15%
Financial Select Sector SPDR Fund
@ 22.5 due Apr 2017	1,500	1,500
@ 22.5 due Apr 2017	3,000	12,000
@ 23 due Apr 2017	1,500	10,500
@ 23 due Apr 2017	3,000	12,000
@ 23 due Apr 2017	1,500	21,000
@ 23.5 due Apr 2017	750	14,250
@ 23.5 due Apr 2017	1,500	16,500
@ 23.5 due Apr 2017	1,500	39,000
iShares MSCI Emerging Markets ETF
@ 39 due Apr 2017	1,500	37,500
@ 40 due Apr 2017	1,500	48,000
iShares Russell 2000 ETF
@ 126 due Apr 2017	750	1,500
@ 126 due Apr 2017	750	10,500
@ 127 due Apr 2017	375	3,000
@ 128 due Apr 2017	750	6,750
@ 132 due Apr 2017	750	5,250
@ 135.5 due Apr 2017	750	25,500
SPDR S&P Bank ETF
@ 39 due Apr 2017	750	—
@ 40 due Apr 2017	750	—
SPDR S&P Regional Banking ETF
@ 48.5 due Apr 2017	750	750
@ 48.5 due Apr 2017	750	4,500
@ 49 due Apr 2017	750	—
@ 50 due Apr 2017	750	—
@ 50 due Apr 2017	750	9,750
@ 50.5 due Apr 2017	750	5,250
@ 52 due Apr 2017	750	6,000
@ 54 due Apr 2017	750	39,000
@ 54.5 due Apr 2017	750	43,500
SPDR S&P500 ETF Trust
@ 232 due Apr 2017	750	15,000
@ 233 due Apr 2017	750	45,750

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Contracts	Value
@ 234.5 due Apr 2017	750	$39,000
		473,250
Total Exchange Traded Funds (Cost: $1,087,709)		473,250

Insurance 0.06%
Life & Health Insurance 0.03%
Aflac, Inc.
@ 70 due Apr 2017	375	7,875
MetLife, Inc.
@ 49 due Apr 2017	750	—
@ 49.5 due Apr 2017	750	—
@ 50 due Apr 2017	750	750
@ 52.5 due Apr 2017	750	24,000
@ 52.5 due Apr 2017	750	39,750
		72,375
Multi-line Insurance 0.01%
American International Group, Inc.
@ 58.5 due Apr 2017	750	—
@ 59 due Apr 2017	750	—
@ 62 due Apr 2017	750	24,000
Hartford Financial Services Group, Inc.
@ 47 due Apr 2017	750	6,750
		30,750
Property & Casualty Insurance 0.02%
Allstate Corp.
@ 80 due Apr 2017	750	24,000
Progressive Corp.
@ 38 due Apr 2017	750	11,250
@ 39 due Apr 2017	750	33,750
		69,000
Total Insurance (Cost: $401,795)		172,125
Total Put Option Long (Cost: $2,544,731)		1,225,875

	Number of Shares
Short-Term Instruments 3.79% (percentage of net assets)
Money Market Fund 3.79%
Fidelity Treasury Portfolio, Class I, 0.55%	12,000,000	12,000,000
Total Money Market Fund (Cost: $12,000,000)		12,000,000
Total Short-Term Instruments (Cost: $12,000,000)		12,000,000

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

		Number of Shares	Value
	Total Investments 97.33% (Cost: $252,376,419)		$308,400,358
	Short Sales (18.99)% (Proceeds: $51,325,208)		(60,164,677)
	Call option written (0.07)% (Premiums received: $90,202)		(218,750)
	Cash and other assets, less liabilities 21.73%		68,831,573

	Net Assets 100.00%		$316,848,504

	Short Sales (18.99)% (percentage of net assets)
	Banks (9.53)%
	Banks - Regional (8.31)%
	Bank of Hawaii Corp.	(21,000)	(1,729,560)
	BOK Financial Corp.	(24,350)	(1,905,875)
	Cathay General Bancorp	(67,500)	(2,543,400)
	City Holding Co.	(25,000)	(1,612,000)
	Commerce Bancshares, Inc.	(94,500)	(5,307,120)
	Cullen/Frost Bankers, Inc.	(60,000)	(5,338,200)
	Great Western Bancorp, Inc.	(90,000)	(3,816,900)
	People's United Financial, Inc.	(225,000)	(4,095,000)
			(26,348,055)
	Diversified Banks (1.22)%
	US Bancorp[b]	(75,000)	(3,862,500)
	Total Banks (Proceeds received: $25,609,862)		(30,210,555)
	Diversified Financials (4.44)%
	Asset Management & Custody Banks (1.47)%
	BlackRock, Inc.	(12,120)	(4,648,141)
	Financial Exchanges & Data (2.97)%
	Moody's Corp.	(84,037)	(9,415,506)
	Total Diversified Financials (Proceeds received: $12,947,907)		(14,063,647)
	Insurance (1.08)%
	Property & Casualty Insurance (1.08)%
	Axis Capital Holdings, Ltd.	(51,000)	(3,418,530)
			(3,418,530)
	Total Insurance (Proceeds received: $2,784,596)		(3,418,530)
	Thrifts & Mortgage Finance (3.94)%
	Thrifts & Mortgage Finance (3.94)%
	Northwest Bancshares, Inc.	(180,000)	(3,031,200)
*	Walker & Dunlop, Inc.	(67,660)	(2,820,745)

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

	Number of Shares	Value
Washington Federal, Inc.	(200,000)	$(6,620,000)
		(12,471,945)
Total Thrifts & Mortgage Finance (Proceeds received: $9,982,843)		(12,471,945)
Total Short Sales (Proceeds: $51,325,208)		(60,164,677)

	Number of Contracts
Call Option Written (0.07)% (percentage of net assets)
Banks (0.06)%
Diversified Banks (0.06)%
Bank of America Corp.
@ 22 due Apr 2017	(1,000)	(175,000)
Total Banks (Premiums received: $68,958)		(175,000)

Diversified Financials (0.01)%
Consumer Finance (0.01)%
Discover Financial Services
@ 65 due Apr 2017	(125)	(43,750)
Total Diversified Financials (Premiums received: $21,244)		(43,750)

Total Call Option Written (Premiums received: $90,202)		(218,750)

Federal Income Tax Basis of Investments

The tax cost of the fund at March 31, 2017, based on securities owned was $253,314,670.

The unrealized gross appreciation/(depreciation) for all securities in the fund at March 31, 2017 was $63,964,102 and $(8,878,414), respectively, and net unrealized appreciation was $55,085,688.

* Indicates securities that do not produce income.

a Security or partial security segregated as collateral for securities sold short. The funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The aggregate market value of collateral posted was $66,579,000. The fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the fund.

b Securities or partial securities on which call/put options were written.

RMB MENDON FINANCIAL LONG/SHORT FUND	See Notes to Portfolio Holdings

Notes to Portfolio Holdings – March 31, 2017 (Unaudited)

Organization

RMB Investors Trust (formerly Burnham Investors Trust) offers flexibility to investors. All the funds of the Trust share the adviser’s fundamental philosophy of prudent investment and risk management.

RMB Investors Trust is registered under the Investment Company Act of 1940 as a diversified, open-ended management company. The RMB Fund seeks capital appreciation, mainly long term. The RMB Mendon Financial Services Fund and RMB Mendon Financial Long/Short Fund seek capital appreciation.

1. Valuing Securities Accounting Policies

General:

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Fair Value Pricing

Each fund values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. A fund that uses fair value to price securities may value those securities higher or lower than a fund that uses market quotations. By its nature a fair value price is an estimate and differences between fair value and what a security is sold for could be material. Securities for which market quotations are not readily available, or that have quotations which the Adviser believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

The funds use these methods to value portfolio securities:

Stocks and other equities are valued at the last quoted sales price as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) or the NASDAQ Official Closing Price (“NOCP”) on the valuation date. If there are no trades or there is no closing price that day, securities are valued at the last available bid price.

Bonds and other debt securities (except for short-term securities) are valued according to prices obtained from independent pricing services or from a principal market maker. These services rely either on the latest bid and asked prices or on a matrix system that assigns values based on a number of factors, such as security prices, yields, maturities, and ratings.

Money market instruments and other temporary cash investments whose maturity is less than 60 days are valued at amortized cost, which approximates fair value, by amortizing any discount or premium in a straight line from the present to the maturity date. For temporary cash investments whose maturity is longer than 60 days, the funds value them the same way bonds are valued.

Option contracts may be written or purchased to manage exposure to certain changes in the market or as a substitute for securities transactions. When a fund writes a call or put option, it records the amount received as an asset and an equivalent amount as a liability. The fund subsequently marks-to-market the liability to reflect the current value of the option written. The writing or purchase of put or call options may result in losses to the fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than or lower than current market values, limit the amount of appreciation the fund can realize on its investments or cause the fund to hold a security it might otherwise sell or sell a security it might otherwise hold. When an option expires or is offset, the fund records a gain or loss (separate from any unrealized gain or loss on the underlying security). When a counterparty exercises a call option that the fund wrote, the fund adds the proceeds from the delivery of the underlying security to the amount originally received and records the resulting gain or loss.

Notes to Portfolio Holdings – March 31, 2017 (Unaudited)

Exchange traded options are valued at the last sale price, or if no sales are reported, options are valued at the last bid price for purchased options and for written options.

Short sales

The funds may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured daily by Management. During the period ended March 31, 2017, the RMB Mendon Financial Long/Short Fund sold short to hedge its long positions in periods of market decline and to take advantage of negative information about companies gained from the Sub-Adviser’s research. When a fund enters into a short sale, the fund records a liability for securities sold short and records an asset equal to proceeds received. The amount of the liability is subsequently marked-to-market to reflect the market value of securities sold short. The fund may also incur a dividend expense if a security that has been sold short declares a dividend. Until the fund replaces a borrowed security, it will maintain in a segregated account at all times; cash, US government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral will at least equal the current market value of the security sold short. All short sales must be collateralized as required by law or agreement with the funds’ prime broker. The fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a fund that sells a security short without hedging will be exposed to any market value increase. During the period ended March 31, 2017, only the RMB Mendon Financial Long/Short Fund engaged in short sales.

Multiple Class Allocations

Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Accounting for Portfolio Transactions

The funds account for purchases and sales of portfolio securities as of each security’s trade date. The funds determine realized gains and losses based on identified cost (the same basis used for federal income tax purposes). When the funds earn dividends, they record the income on the ex-dividend date, minus any foreign taxes. The funds record interest income on an accrual basis. Amortization of all premiums and discounts relating to fixed income securities are calculated using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the funds, understanding of the applicable country’s tax rules and rates.

2. Securities Lending

The funds may lend securities to brokers, dealers, and other financial organizations to earn additional income. Each security loan is collateralized with segregated assets held with the custodian in an amount equal to or greater than the current market value of the loaned securities.

When a fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The fund will bear the risk of loss with respect to the investment of cash collateral. As of March 31, 2017 no securities were out on loan.

Notes to Portfolio Holdings – March 31, 2017 (Unaudited)

3. Transactions with Affiliated Securities

During the period ended March 31, 2017, RMB Mendon Financial Services Fund owned shares of the following affiliated security. An affiliated security is a security in which the fund has ownership of at least 5% of the voting securities.

Affiliate	Value at 12/31/16	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 3/31/17	Dividend Income

Peregrine Holdings LLC	$284,752	$—	$—	$(3,676)	$—	$281,359	$—
Totals	$284,752	$—	$—	$(3,676)	$—	$281,359	$—

4. Restricted Securities

The funds may not invest more than 15% of net assets in securities subject to legal or contractual risks (“restricted securities”). At March 31, 2017, RMB Mendon Financial Services Fund owned the following restricted security, which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”). The value of this security is determined using quotations supplied by a pricing service or broker, or if not available, is determined in good faith pursuant to procedures adopted by the Board of Trustees. Certain of these securities may be offered and sold to “qualified institutional buyers” under Rule 144A of the 1933 Act.

	Description,
	Date of Purchase
Fund	% of Net Assets	Shares	Cost	Value
RMB Mendon Financial Services Fund	Peregrine Holdings LLC	275,000	$281,359	$281,359
	5/31/2002
	0.05%

5. Fair Value of Financial Instruments

Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using unadjusted exchange-traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities and certain options.

Level 2 — Prices are determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, unlisted rights and warrants and certain options.

Notes to Portfolio Holdings – March 31, 2017 (Unaudited)

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment,, unobservable inputs may be used. Unobservable inputs reflect the Trust’s valuation committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. These inputs include, but are not limited to, any available market prices for the security or for securities deemed comparable; the cost of the security at the date of purchase; fundamental analytical data relating to the issuer of the security, the type of security and relevant financial statements; special reports, if any, prepared by qualified analysts; and the nature and duration of restrictions, if any, on disposition of the security. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of brokers’ own judgments about the assumptions that market participants would use.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

At March 31, 2017	Level 1	Level 2	Level 3	Total
RMB Fund
Assets
Common Stock:
Consumer Discretionary	15,075,389	$—	$—	15,075,389
Consumer Staples	8,661,064	—	—	8,661,064
Energy	3,960,319	—	—	3,960,319
Financial Services	7,732,152	—	—	7,732,152
Health Care	10,019,137	—	—	10,019,137
Industrials	9,504,592	—	—	9,504,592
Information Technology	25,568,164	—	—	25,568,164
Real Estate	3,342,350	—	—	3,342,350
Short-Term Instruments:	—	621,055	—	621,055
Total	$83,863,167	$621,055	$—	$84,484,222

RMB Mendon Financial Services Fund
Assets
Common Stock:
Banks	$458,239,899	$—	$—	$458,239,899
Diversified Financials	22,322,741	—	281,359	22,604,100
Industrials	6,895,500	—	—	6,895,500
Information Technology	7,618,825			7,618,825
Insurance	5,680,864			5,680,864
Thrifts & Mortgage Finance	51,762,837	—	—	51,762,837
Warrants:
Banks	3,276,400	—	—	3,276,400
Short-Term Instruments:	—	13,744,608	—	13,744,608
Total	$555,797,066	$13,744,608	$281,359	$569,823,033

RMB Mendon Financial Long/Short Fund
Assets
Common Stock:
Banks	$225,329,802	$—	$—	$225,329,802
Diversified Financials	24,223,823	—	—	24,223,823
Financial Services	4,260,648	—	—	4,260,648
Information Technology	5,711,675	—	—	5,711,675
Insurance	2,637,004	—	—	2,637,004
Thrifts & Mortgage Finance	29,735,131	—	—	29,735,131
Warrants:
Banks	3,276,400	—	—	3,276,400
Options - Long	1,225,875	—	—	1,225,875
Short-Term Instruments	—	12,000,000	—	12,000,000
Total Liabilities	$296,400,358	$12,000,000	$—	$308,400,358
Short Sales	(60,164,677)	—	—	(60,164,677)
Written Options	(218,750)	—	—	(218,750)
Total	$(60,383,427)	$—	$—	$(60,383,427)

Notes to Portfolio Holdings – March 31, 2017 (Unaudited)

During the period ended March 31, 2017, there were no transfers between any levels.

The following table summarizes the change in value associated with Level 3 financial instruments carried at fair value for the period ended March 31, 2017:

RMB Mendon Financial Services Fund	Level 3 Assets

Common Stock:
Balance, January 1, 2017	$284,752
Sale	—
Realized (loss)	(3,393)
Change in Unrealized (Depreciation)	—
Balance, March 31, 2017	$281,359

When determining the value the trust’s valuation committee may consult with and gather information from the Adviser as well as other sources. The initial valuation is usually cost, which can then be adjusted based on audited financial statements, subsequent market transactions, events or changes in current operations. Significant increase (decreases) in any of the inputs in isolation would result in a significantly lower (higher) fair value measurement. It is the funds policy to recognize transfers into and out of all levels at the end of the reporting period.

Significant unobservable inputs developed by the Board of Trustees for material Level 3 investments as of March 31, 2017 are as follows:

RMB Mendon Financial Services Fund	Fair Value at 3/31/2017	Valuation Technique(s)	Unobservable Input	Range
Common Stocks	$281,359	Capital Value	Discount	0%

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RMB Investors Trust

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Walter H. Clark
Walter H. Clark
President (Principal Executive Officer)
Date May 30, 2017

By (signature and title)*	/s/ Maher Harb
Maher Harb,
Chief Financial Officer (Principal Financial Officer)
Date May 30, 2017